SUTHERLAND ASBILL &  BRENNAN LLP

1275 Pennsylvania Ave., NW

Washington, DC  20004-2415

202.383.0100  Fax 202.637.3593

www.sutherland.com

CYNTHIA R. BEYEA

DIRECT LINE: 202.383.0472

E-mail: cynthia.beyea@sutherland.com

November 20, 2012

VIA EDGAR

John Ganley, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Re:	AmericaFirst Quantitative Funds (the “Trust”) File Nos. 333-179594 and 811-22669

Dear Mr. Ganley:

Attached for filing on behalf of the Trust is the Trust’s fourth pre-effective amendment (the “Amendment”).  The Amendment reflects changes to each fund’s fee table and expense examples and also reflects the changes to the principal investment strategies for the Income Trends Fund (making the disclosure about the investment in junk bonds more prominent) that we discussed during our telephone conversation on November 13, 2012.

If you have any questions or concerns, please call the undersigned at 202-383-0472 or Steve Boehm at 202-383-0176.

/s/Cynthia R. Beyea

Cynthia R. Beyea

cc:	Rick Gonsalves, AmericaFirst Robert Roach, AmericaFirst Steven Boehm, Sutherland